CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales	$ 37,600	$ 36,243	$ 147,950	$ 162,292
Cost of sales	5,521	5,403	22,241	36,016
Gross margin	32,079	30,840	125,709	126,276
Operating expenses:
General and administrative expenses	328,950	99,156	1,741,885	210,691
Total operating expenses	328,950	99,156	1,741,885	210,691
Loss from operations	(296,871)	(68,316)	(1,616,176)	(84,415)
Other income (expense):
Other income	621	0	(1,754)	17,690
Other expense	(185)	0
Unrealized loss	0	(1,651)	(5,544)	(8,503)
Total other income (expense)	436	(1,651)	(7,298)	9,187
Loss before provision for income taxes	(296,435)	(69,967)	(1,623,474)	(75,228)
Provision (credit) for income taxes	0	0	(1,650)	1,648
Net loss	$ (296,435)	$ (69,967)	$ (1,625,124)	$ (76,876)
Loss per share:
Basic per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding:
Basic	70,953,905	69,154,308	69,697,059	68,984,086
Diluted	70,953,905	69,154,308	69,697,059	68,984,086